Short-Term Borrowings and Long-Term Loan (Short-Term Loans Outstanding) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property plant and equipment, Land use right	¥ 60,000	$ 8,642		¥ 0
Bills receivable
Guarantee company	3,300	475	6,650	10,000
Restricted cash
Loans outstanding	¥ 63,330	$ 9,117	¥ 6,650	¥ 10,000